Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000005479 | American Tower
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000005479 | Equinix
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000005479 | Welltower
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000005479 | Prologis
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000005479 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000005479 | Regency Centers
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005479 | Essex Property Trust
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005479 | Simon Property Group
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005479 | Ventas
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005479 | AvalonBay Communities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005479 | Apartment Residential
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000005479 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000005479 | Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000005479 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000005479 | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000005479 | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000005479 | Shopping Center
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000005479 | Regional Mall
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005479 | Office
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005479 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000005480 | American Tower
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000005480 | Equinix
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000005480 | Welltower
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000005480 | Prologis
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000005480 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000005480 | Regency Centers
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005480 | Essex Property Trust
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005480 | Simon Property Group
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005480 | Ventas
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005480 | AvalonBay Communities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005480 | Apartment Residential
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000005480 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000005480 | Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000005480 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000005480 | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000005480 | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000005480 | Shopping Center
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000005480 | Regional Mall
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005480 | Office
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005480 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000166334 | American Tower
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000166334 | Equinix
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000166334 | Welltower
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000166334 | Prologis
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000166334 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000166334 | Regency Centers
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000166334 | Essex Property Trust
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000166334 | Simon Property Group
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000166334 | Ventas
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000166334 | AvalonBay Communities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000166334 | Apartment Residential
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000166334 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000166334 | Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000166334 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000166334 | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000166334 | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000166334 | Shopping Center
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000166334 | Regional Mall
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000166334 | Office
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000166334 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	7.10%